Right-of-Use Assets (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Carrying Amount of Lease	The carrying amount of the lease at June 30, 2021 and 2020 is as follows:

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Right-of-Use Asset Cost
Opening balance as of July 1	251,189	—
Additions	—	251,189
Exchange on translations	30,365	—
	281,554	251,189
Right-of-Use-Asset Depreciation
Opening balance as of July 1	(83,729)	—
Charge to the period	(91,656)	(81,611)
Exchange on translation	(12,317)	(2,118)
	(187,702)	(83,729)
Net carrying amount of June 30	93,852	167,460

Summary of Lease Liabilities

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Carrying amount at July 1	182,290	—
New lease	—	251,189
Payments	(69,325)	(68,899)
Carrying amount at June 30	112,965	182,290
Maturity analysis:
Year 1	124,495	105,026
Year 2	—	87,827
	124,495	192,853
Less: unearned interest	(11,530)	(10,563)
	112,965	182,290
Analyzed into:
Current portion	112,965	99,745
Non-current portion	—	82,545
	112,965	182,290

	2021	2020(1)
		Restated
	US$	US$
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	91,656	81,611
Lease finance costs	5,782	5,148
Expense relating to leases of low value assets	7,042	6,497
	104,480	93,256

(1)	The adoption of IFRS 16 :Leases which became applicable on July 1, 2019 was reflected in the 2020 year, no expenditure in relation to right-of-use-assets was recognized in the 2019 year.